Goodwill and Intangible assets, net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible assets, net	Goodwill and Intangible assets, net
Goodwill
The following table represents the changes to goodwill:

Carrying Amount

Balance as of December 31, 2020	$2,868
Additions from acquisitions	8,450
Balance as of December 31, 2021	$11,318
Intangible Assets, Net
Intangible assets, net consisted of the following:

	December 31,	Weighted- Average Remaining Useful Life
	2021
Developed technology	$797	2.21
Customer relationships	17	3.00
Database	208	1.96
User panel	11,202	2.87
Total intangible assets	12,224	2.51
Less: accumulated depreciation and amortization	(607)
Total intangible assets, net	$11,617

Depreciation and amortization expenses amounted to $607 for the year ended December 31, 2021. As of December 31, 2021, the expected future amortization expenses for the intangible assets are as follows:

Years ending December 31,
2022	$4,163
2023	4,132
2024	3,322
Total	$11,617